KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated October 7, 2016 to the Prospectuses dated May 1, 2016 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective October 3, 2016, the Prospectuses are amended as follows:

Under the heading "Annual Portfolio Operating Expenses" please replace the information relating to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with the following:

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I Shares	0.67%	NA	0.21%[1]	NA	0.88%	NA	NA
Invesco V.I. Core Equity Fund – Series I Shares	0.61%	NA	0.20%[1]	0.01%	0.82%	0.01%[2]	0.81%
Invesco V.I. Technology Fund – Series I Shares	0.75%	NA	0.30%[1]	NA	1.05%	NA	NA

1 "Other Expenses" have been restated to reflect current fees.
2 Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without the approval of the Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.